Customer deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits - Customers
Financial liabilities
Schedule of financial liabilities

	12/31/2017	12/31/2018

Classification:
Other financial liabilities at fair value through profit or loss	81,790	65,369
Financial liabilities at amortized cost	608,776	646,089
	690,566	711,458
Type:
Repurchase agreements	81,790	65,369
Demand deposits:
Current accounts	422,028	443,223
Other deposits	26,230	25,904
Of which:
Collateral received for OTC derivatives transactions (Note 31)	13,867	9,874
Others	12,363	16,030
Time deposits:
Fixed-term deposits	159,464	175,642
Accrued interest	1,054	1,320
	690,566	711,458
Currency:
Peso	584,637	601,185
USD	105,929	110,120
Other currencies	—	153
	690,566	711,458